EATON VANCE PRIME RATE RESERVES
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260


                                  CERTIFICATION




     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Prime Rate Reserves (the "Registrant") (1933 Act File No. 333-25731) certifies (a) that the forms of prospectus and the statement of additional information dated April 1, 1998 do not differ materially from those contained in the Registration Statement amendment on Form N-2, and (b) that the Registration Statement amendment was filed electronically with the Commission (Accession Number 0000950156-98-000288) on March 27, 1998.


Eaton Vance Prime Rate Reserves



By: /s/ Eric G. Woodbury
    ------------------------------
    Eric G. Woodbury, Esq.
    Assistant Secretary





Date:    April 2, 1998